Goodwill and Intangible Assets - Schedule Of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,542	$ 7,683
Acquisitions	171	872
Currency translation		(13)
Currency translation and other	(9)
Transfer of goodwill to Mallinckrodt	(532)
Goodwill, ending balance	8,172	8,542
Medical Devices
Goodwill [Roll Forward]
Goodwill, beginning balance	7,671	6,812
Acquisitions	147	872
Currency translation		(13)
Currency translation and other	(9)
Transfer of goodwill to Mallinckrodt	0
Goodwill, ending balance	7,809	7,671
Pharmaceuticals
Goodwill [Roll Forward]
Goodwill, beginning balance	508	508
Acquisitions	24	0
Currency translation		0
Currency translation and other	0
Transfer of goodwill to Mallinckrodt	(532)
Goodwill, ending balance	0	508
U.S. Medical Supplies
Goodwill [Roll Forward]
Goodwill, beginning balance	363	363
Acquisitions	0	0
Currency translation		0
Currency translation and other	0
Transfer of goodwill to Mallinckrodt	0
Goodwill, ending balance	$ 363	$ 363